Borrowing Arrangements - Debt extinguishment recorded in the consolidated statements of operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 22, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Fair value of stock issued		$ (19,074)
Payment of debt issuance costs		(111)	$ (765)
Financing fees		(1,000)
Loss on debt extinguishment		51,903	$ 319
Amended and Restated Loan and Security Agreement
Debt Instrument [Line Items]
Carrying value of extinguished debt		29,351
Fair value of 2022 Promissory Notes		(20,000)
Principal repayment	$ (3,000)	(3,000)
Financing fees		(614)
Loss on debt extinguishment	$ (13,300)	(13,338)
Amended and Restated Loan and Security Agreement | Common Stock
Debt Instrument [Line Items]
Fair value of stock issued		(7,336)
Amended and Restated Loan and Security Agreement | Incentive PIPE Shares
Debt Instrument [Line Items]
Fair value of stock issued		(11,738)
Amended and Restated Loan and Security Agreement | Additional Period Shares
Debt Instrument [Line Items]
Fair value of stock issued		$ (1)